Aircraft Impairment Charges on Flight Equipment Held for Use (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended				12 Months Ended		3 Months Ended	12 Months Ended		12 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended		3 Months Ended				1 Months Ended		12 Months Ended
	Sep. 30, 2013 aircraft	Sep. 30, 2012 aircraft	Sep. 30, 2013 aircraft	Sep. 30, 2012 aircraft	Dec. 31, 2012 aircraft	Dec. 31, 2011 aircraft	Dec. 31, 2010 aircraft	Dec. 31, 2011 Out-of-production aircraft or aircraft impacted by new technology developments aircraft	Dec. 31, 2011 Freighter aircraft Before change in estimate	Jun. 30, 2011 Freighter aircraft Before change in estimate aircraft	Sep. 30, 2013 Change in estimated useful life aircraft	Dec. 31, 2011 Change in estimated useful life Increase in amount	Dec. 31, 2011 Change in estimated useful life Out-of-production aircraft or aircraft impacted by new technology developments aircraft	Dec. 31, 2011 Change in estimated useful life Freighter aircraft aircraft	Feb. 29, 2012 Customer bankruptcy or ceased operations certificate customer	Dec. 31, 2010 Fleet of aircraft aircraft	Dec. 31, 2012 Fleet of aircraft	Dec. 31, 2011 Fleet of aircraft aircraft	Sep. 30, 2010 Aircraft 747-400s, A321-100s and other	Sep. 30, 2010 Aircraft 747-400s aircraft	Sep. 30, 2010 Aircraft A321-100s aircraft	Sep. 30, 2010 Other aircraft aircraft	Dec. 31, 2010 Narrowbody aircraft aircraft	Dec. 02, 2010 Narrowbody aircraft	Dec. 31, 2010 Aircraft subject to litigation	Dec. 31, 2010 Held for use aircraft impacted by Airbus announcement of neo aircraft aircraft	Dec. 31, 2012 Held for use aircraft, recurring assessments aircraft	Dec. 31, 2011 Held for use aircraft, recurring assessments aircraft	Dec. 31, 2010 Held for use aircraft, recurring assessments aircraft	Dec. 31, 2011 Held for use aircraft, recurring assessments AeroTurbine aircraft	Dec. 31, 2012 Aircraft under lease with customers that ceased operations aircraft	Dec. 31, 2011 Aircraft under lease with customers that ceased operations aircraft
Aircraft impairment charges on flight equipment held for use
Aircraft Impaired or adjusted	36	6	40	10	10	100	82				32					5		95		7	5	4	61			61	9	97	21	1	1	3
Impairment Charges and Fair Value Adjustments	$ 1,104,625,000	$ 61,237,000	$ 1,139,863,000	$ 102,662,000	$ 102,662,000	$ 1,567,180,000	$ 1,110,427,000									$ 82,300,000			$ 417,700,000				$ 602,300,000		$ 8,100,000	$ 602,300,000	$ 100,200,000	$ 1,523,300,000	$ 508,100,000		$ 2,500,000	$ 43,900,000
Estimated useful life									35 years					25 years			25 years
Depreciation expense												$ 55,900,000
Number of aircraft								239		10	55		140	10						13	11		78
Number of aircraft, estimated undiscounted cash flows supported carrying values																				6	6
Fuel savings (as a percent)																								15.00%
Aircraft excluded, impairment charges recorded earlier in period		1		1																							1
Aircraft impaired or adjusted twice																																2
Number of customers declaring bankruptcy or ceasing operations															4
Number of customers declaring bankruptcy or ceasing operations with separate operating certificates															1
Number of operating certificates held by customers declaring bankruptcy or ceasing operations															2